Goldman Sachs High Yield Municipal Fund
Goldman Sachs High Yield Municipal Fund—Summary
Investment Objective
The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-134 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Municipal Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Municipal Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.14%	0.14%	0.14%	0.05%	0.55%	0.14%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.14%	0.14%	0.14%	0.05%	0.05%	0.14%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.67%	0.58%	1.08%	0.67%
Fee Waiver and Expense Limitation	[1]	(0.06%)	(0.06%)	(0.06%)	(0.01%)	(0.01%)	(0.06%)
Total Annual Fund Operating Expenses	[2]	0.86%	1.61%	1.61%	0.57%	1.07%	0.61%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets, through at least July 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses'' may be further reduced by any custody and transfer agency fee credits received by the Fund. Additionally, Goldman Sachs & Co. (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class B, Class C, and Class IR Shares of the Fund. This arrangement will remain in effect through at least July 29, 2014, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs High Yield Municipal Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	534	724	931	1,525
Class B Shares	664	821	1,102	1,771
Class C Shares	264	521	902	1,971
Institutional Shares	58	185	323	725
Service Shares	109	342	595	1,316
Class IR Shares	62	208	367	829

Assuming no redemption
Expense Example, No Redemption Goldman Sachs High Yield Municipal Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	164	521	902	1,771
Class C Shares	164	521	902	1,971

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2013 was 19% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB +, Ba1 or below by a NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).

Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities.

In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower).

The Fund may concentrate its investments in issuers within the same states or economic sector.

The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio.

Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Goldman Sachs High Yield Municipal Fund Composite Index (comprised of 40% Barclays Municipal Bond Index and 60% Barclays Municipal High Yield Bond Index), plus or minus two years. (Historically over the last ten years, the duration of the Goldman Sachs High Yield Municipal Fund Composite Index has ranged between 5.64 years and 9.45 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Concentration Risk.  If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Municipal Securities Risk.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than a diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. The Fund may purchase the securities of issuers that are in default.

State Specific Risk.  The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Class IR Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Barclays Municipal Bond Index (40%) and the Barclays Municipal High Yield Bond Index (60%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Because Service Shares have not commenced operations as of the date of this Prospectus, no performance information is shown for this share class. Service Shares would have annual returns substantially similar to those of the other share classes shown because Service Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Service Shares have different expenses.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2013 was –1.72%. Best Quarter Q3 ‘09 +16.87% Worst Quarter Q4 ‘08 –22.35%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs High Yield Municipal Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	10.73%	2.80%	3.65%	4.50%	Apr. 30, 2000
Class A Shares Returns After Taxes on Distributions	10.67%	2.75%	3.61%	4.47%	Apr. 30, 2000
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.55%	3.00%	3.77%	4.55%	Apr. 30, 2000
Class B Shares	9.88%	2.55%	3.49%	4.38%	Apr. 30, 2000
Class C Shares	14.03%	2.97%	3.35%	4.10%	Apr. 30, 2000
Institutional Shares	16.25%	4.08%	4.48%	5.26%	Apr. 30, 2000
Institutional Shares Goldman Sachs High Yield Municipal Fund Composite Index	13.43%	6.13%	6.33%	6.21%	Apr. 30, 2000
Institutional Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.76%	5.90%	5.10%	5.82%	Apr. 30, 2000
Institutional Shares Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	18.08%	6.14%	7.07%	6.41%	Apr. 30, 2000
Class IR Shares	16.22%			9.60%	Jul. 30, 2010
Class IR Shares Goldman Sachs High Yield Municipal Fund Composite Index	13.43%			8.87%	Jul. 30, 2010
Class IR Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.76%			6.19%	Jul. 30, 2010
Class IR Shares Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	18.08%			10.68%	Jul. 30, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.